/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending June 30, 1999

MFS Multimarket Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
6/14/99     Shares of        12,200           6.3125           7.12      Merrill
            Beneficial                                                   Lynch
            Interest
6/17/99     Shares of        100,000          6.4375           7.17      Merrill
            Beneficial                                                   Lynch
            Interest














Total Shares Repurchased:  112,200
Remarks: None.

MFS Multimarket Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer